Selected Quarterly Financial Data (Unaudited) (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Selected Quarterly Financial Data Unaudited (Textual) [Abstract]
Litigation income expense net after-tax	$ 371	$ 70	$ 611		$ 2,239		$ 325	$ 271
Cost associated with the DePuy ASR Hip recall program, after tax	73	24			336
Restructuring charge after-tax							549
Acquisition integration, transaction costs and currency related	306	135	564	(106)	338	241	(102)
In-process research and development	59	340	344						1,163	0	0
Asset Impairment Charges			$ 717						$ 2,131	$ 160	$ 0